CONSOLIDATED AND COMBINED STATEMENT OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue	$ 2,764,536	$ 2,509,980	$ 2,373,519
Operating costs and expenses:
Cost of revenue (exclusive of depreciation shown separately below)	726,143	531,367	437,786
Selling and marketing expense	1,165,456	1,117,885	1,039,783
General and administrative expense	745,235	573,057	538,464
Product development expense	204,557	148,933	140,287
Depreciation	68,823	55,471	41,193
Amortization of intangibles	126,839	74,215	100,732
Goodwill impairment	265,146	3,318	0
Total operating costs and expenses	3,302,199	2,504,246	2,298,245
Operating (loss) income	(537,663)	5,734	75,274
Interest expense	(16,166)	(11,904)	(13,059)
Unrealized gain on investment in MGM Resorts International	840,550	0	0
Other (expense) income, net	(42,561)	40,487	282,732
Earnings from continuing operations before income taxes	244,160	34,317	344,947
Income tax benefit (provision)	45,707	47,349	(22,617)
Net earnings from continuing operations	289,867	81,666	322,330
Loss from discontinued operations, net of tax	(21,281)	(49,483)	(29,959)
Net earnings	268,586	32,183	292,371
Net loss (earnings) attributable to noncontrolling interests	1,140	(9,288)	(45,599)
Net earnings attributable to IAC shareholders	$ 269,726	$ 22,895	$ 246,772
Per share information from continuing operations:
Basic earnings per share (USD per share)	$ 3.40	$ 0.84	$ 3.24
Diluted earnings per share (USD per share)	3.20	0.84	3.24
Per share information attributable to IAC shareholders:
Earnings per share attributable to IAC shareholders (USD per share)	3.16	0.27	2.90
Diluted earnings per share (USD per share)	$ 2.97	$ 0.27	$ 2.90
Stock-based compensation expense by function:
Total stock-based compensation expense	$ 188,995	$ 130,228	$ 144,599
Cost of revenue
Stock-based compensation expense by function:
Total stock-based compensation expense	118	61	185
Selling and marketing expense
Stock-based compensation expense by function:
Total stock-based compensation expense	5,265	4,642	3,955
General and administrative expense
Stock-based compensation expense by function:
Total stock-based compensation expense	177,451	116,594	130,472
Product development expense
Stock-based compensation expense by function:
Total stock-based compensation expense	$ 6,161	$ 8,931	$ 9,987